Government and Other Grants - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Government And Other Grants [Abstract]
Reduction in research and development expenses	$ 8,602	$ 1,473	$ 75
Liabilities related to unspent grant funds	38,941	44,037
Grant for manufacturing equipment	26,211	10,000
Reduction in manufacturing expenses	$ 3,784	$ 0	$ 0